Common stock	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Equity [Abstract]
Common stock

7. Common stock

The Company’s amended and restated certificate of incorporation authorizes the Company to issue 100,000,000 shares of $0.001 par value common stock. As of September 30, 2016 and December 31, 2015, there were 20,545,752 and 2,659,262 shares of common stock outstanding, respectively, which excluded 6,478 shares of unvested restricted stock at December 31, 2015. There was no unvested restricted stock as of September 30, 2016.

9. Common stock

The Company’s amended and restated certificate of incorporation authorizes the Company to issue 40,000,000 shares of $0.001 par value common stock. As of December 31, 2014 and 2015, there were 1,816,467 and 2,659,262 shares of common stock outstanding, respectively, which excluded 20,688 and 6,485 shares, respectively, of unvested restricted stock. The terms, rights, preferences and privileges of the Company’s common stock are as follows:

Voting

Each holder of common stock is entitled to one vote for each share of common stock held on all matters submitted to a vote of the stockholders, including the election of directors. The Company’s amended and restated certificate of incorporation and bylaws do not provide for cumulative voting rights.

Dividends

Subject to preferences that may be attributable to any then outstanding convertible preferred stock, the holders of the Company’s outstanding shares of common stock are entitled to receive dividends, if any, as may be declared by the Company’s board of directors out of legally available funds.

Liquidation

In the event of the Company’s liquidation, dissolution or winding up, holders of common stock will be entitled to share ratably in the net assets legally available for distribution to stockholders after the payment of all the Company’s debts and other liabilities, subject to satisfaction of the liquidation preferences granted to the holders of any outstanding preferred stock.

Rights and preference

Holders of the Company’s common stock have no preemptive, conversion or subscription rights, and there are no redemption or other related provisions attributable to the common stock. The rights, preferences and privileges of the holders of common stock are subject to, and may be adversely affected by, the rights of the holders of shares of any series of preferred stock of the Company that may be issued.